Capital Stock - Series D Preferred Stock Transactions - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands									1 Months Ended				12 Months Ended
	Sep. 10, 2014	Aug. 06, 2014	Jun. 26, 2014	May. 29, 2014	Mar. 12, 2013	Jan. 22, 2013	Dec. 30, 2008	May. 12, 2008	Aug. 31, 2015	Feb. 28, 2015	Nov. 30, 2014	Oct. 31, 2014	Dec. 31, 2015	Dec. 31, 2014
Class of Stock [Line Items]
Number of shares of common stock sold	29,630	40,000	36,667	22,223	33,334	67,500
Series D Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Number of shares of common stock sold							47
Total proceeds							$ 4,700
Preferred stock, price per share							$ 100,000
Preferred stock, shares issued													43	43
Preferred stock, shares outstanding													43	43
Initial conversion price							$ 37.50
Issuance of common stock from conversion of preferred stock, shares							2,667
Series D Convertible Preferred Stock [Member] | X-Master Inc. [Member]
Class of Stock [Line Items]
Number of shares of common stock sold							10
Series D Convertible Preferred Stock [Member] | Co-Chairman and Chief Executive Officer [Member]
Class of Stock [Line Items]
Number of shares of common stock sold							33
Series B Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares issued													250,000	300,000
Preferred stock, shares outstanding													250,000	300,000
Initial conversion price								$ 75.00	$ 1.79	$ 6.72	$ 8.64	$ 9.6705
Convertible preferred stock, conversion price													$ 1.79